Assets and Liabilities Held for Sale and Discontinued Operations (Tables)	9 Months Ended
Sep. 30, 2022
Discontinued Operations and Disposal Groups [Abstract]
Disposal groups, including discontinued operations
The following table contains the line-items of the CoolCo Disposal discontinued operations:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	37,289	119,323
Vessel and other management fees	1,432	—
Vessel operating expenses	(8,466)	(37,066)
Voyage, charterhire and commission expenses	(1,229)	(2,443)
Administrative expenses	1,757	(1,029)
Project development expenses	(62)	(149)
Depreciation and amortization	(5,745)	(32,576)
Impairment of long-lived assets (1)	(218,349)	—
Other operating income	4,374	5,020
Operating (loss)/income	(188,999)	51,080

Other non-operating losses	—	(124)
Interest income	4	4
Interest expense	(4,725)	(16,799)
Other financial items, net	(787)	(293)
Income taxes	(385)	(158)
(Loss)/income from discontinued operations	(194,892)	33,710

Loss on CoolCo Disposal (2)	(10,060)	—
Net (loss)/income from discontinued operations	(204,952)	33,710
(1) Impairment of long-live assets relates to the impairment charge on the held for sale vessels recognized in accordance with ASC 360 Property, plant and equipment, following their classification as held-for-sale.

(2) Loss on CoolCo Disposal comprised of carrying values of the assets and liabilities disposed of $355.4 million, partially offset by the proceeds received, $218.2 million cash consideration and $127.1 million of equity consideration.
The following table contains the financial statement line items forming the assets and liabilities classified as held for sale:

(in thousands of $)	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	33,811
Restricted cash and short-term deposits	43,311
Trade accounts receivable	767
Other current assets	1,913
Total current assets held for sale	79,802
Non-current assets
Restricted cash	780
Vessels and equipment, net	1,383,656
Other non-current assets	478
Total non-current assets held for sale	1,384,914

Total assets held for sale	1,464,716

LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	(338,501)
Trade accounts payables	(7,265)
Accrued expenses	(59,094)
Other current liabilities	(11,572)
Total current liabilities held for sale	(416,432)

Non-current liabilities
Long-term debt	(292,322)
Other non-current liabilities	(11,778)
Total non-current liabilities held for sale	(304,100)

Total liabilities held for sale	(720,532)
The table below summarizes the financial performance of CoolCo on a 100% basis:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Revenue	151,675	125,273
Adjusted EBITDA	109,437	79,019
Net income	63,171	29,220
The following table contains the line-items of the discontinued operation:

	Nine months ended September 30,
(in thousands of $)	2022	2021
Time and voyage charter revenues	22,016	22,634
Vessel operating expenses	(4,155)	(5,109)
Voyage, charterhire and commission expenses	(7,707)	(7,997)
Administrative expenses	(1)	(45)
Depreciation and amortization	(2,955)	(5,319)
Operating income	7,198	4,164

Interest income	17	2
Interest expense	(4,649)	(1,855)
Other financial items, net	(147)	(121)
Income from discontinued operations	2,419	2,190

Gain on TundraCo Disposal(1)	123,252	—
Net income from discontinued operations	125,671	2,190
(1) Gain on TundraCo Disposal comprised of (i) cash proceeds received of $350.0 million, (ii) working capital adjustment of $2.5 million, (iii) partially offset by the net asset value of Golar LNG NB 13 Corporation of $229.0 million and (iv) related fees incurred of $0.2 million.

The following table contains the financial statement line-items forming the assets and liabilities classified as held for sale:

(in thousands of $)	September 30, 2022	December 31, 2021
ASSETS
Current assets
Cash and cash equivalents	41	2,605
Trade accounts receivable	400	70
Other current assets	266	153
Total current assets held for sale	707	2,828

Non-current assets
Vessels and equipment, net	—	229,495
Total non-current assets held for sale	—	229,495

Total assets held for sale	707	232,323

(in thousands of $)	September 30, 2022	December 31, 2021
LIABILITIES
Current liabilities
Current portion of long-term debt and short-term debt	—	(9,911)
Trade accounts payables	(183)	(204)
Accrued expenses	(1,217)	(737)
Other current liabilities	(2,789)	(2,325)
Total current liabilities held for sale	(4,189)	(13,177)

Non-current liabilities
Long-term debt	—	(145,768)
Total non-current liabilities held for sale	—	(145,768)

Total liabilities held for sale	(4,189)	(158,945)
The net income of equity method investments from discontinued operations for the nine months ended September 30, 2021, are as follows:

(in thousands of $)	September 30, 2021
Net income from equity method investments of Golar Partners	8,116
Net losses from equity method investments of Hygo	(15,008)
Loss from discontinued operations	(6,892)
Gain on disposal of equity method investments(1)	574,939
Net income from discontinued operations	568,047
(1) Gain on disposal of discontinued operations comprised of (i) proceeds received of $876.3 million; (ii) release of our tax indemnity guarantee liability to Golar Partners of $2.1 million; (iii) a partial offset by the carrying values of our investment in affiliates disposed of amounting to $257.2 million as of April 15, 2021; (iv) realized accumulated comprehensive losses on disposal of investment in affiliates of $43.4 million; and (v) related fees of $2.7 million.